Expenses By Nature - Schedule of Cost of Sales (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019
Expenses By Nature Abstract
Direct mining and milling costs	$ 5,125	$ 5,843	$ 13,904	$ 16,864
Changes in inventories	750	(53)	(144)	335
Depletion and amortization	1,269	1,140	3,204	3,458
Toll milling costs		260	234	260
Cost of sales	$ 7,144	$ 7,190	$ 17,198	$ 20,917